Equity and Divestitures - Schedule of Summarized Statement of Financial Position (Details) - Mercos [Member] - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Summarized Statement of Financial Position [Line Items]
Beginning Balance	R$ 3,039	R$ 3,853
Ending Balance	2,660	3,039	3,853
Non-controlling interest arising on disposal of interest on Mercos			4,207
Share of profit for the year	849	4,359	202
Payment of dividends	R$ (1,228)	R$ (5,173)	R$ (556)